SEC File Nos. 002-11051

811-00604

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 126

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 54

________________

WASHINGTON MUTUAL INVESTORS FUND

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, CA 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

________________

Vincent P. Corti, Secretary

Washington Mutual Investors Fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

(Name and Address of Agent for Service)

__________________

Copies to:

Robert W. Helm, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Counsel for the Registrant)

___________________

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 23rd day of July, 2013.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Alan N. Berro

(Alan N. Berro, Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on July 23, 2013, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Alan N. Berro	Vice Chairman of the Board, President and Trustee
(Alan N. Berro)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Brian D. Bullard	Treasurer
(Brian D. Bullard)

(3)	Trustees:

	Charles E. Andrews*	Trustee

	/s/ Alan N. Berro	Vice Chairman of the Board, President and Trustee
(Alan N. Berro)

	Nariman Farvardin*	Trustee
	Barbara Hackman Franklin*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Trustee
	James C. Miller III*	Trustee
	Donald L. Nickles*	Trustee

	/s/ Paul F. Roye	Trustee
(Paul F. Roye)

	William J. Shaw*	Trustee
	J. Knox Singleton*	Chairman of the Board (Independent and Non-Executive)
	Jeffrey L. Steele*	Trustee
	Lydia W. Thomas*	Trustee

*By: /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

(Erik A. Vayntrub)

POWER OF ATTORNEY

I, Charles E. Andrews, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Vienna, VA, this 15th day of April, 2013.

(City, State)

/s/ Charles E. Andrews

Charles E. Andrews, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, Ph.D., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ, this 21st day of February, 2013.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Ph.D., Board member

POWER OF ATTORNEY

I, Barbara Hackman Franklin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 12th day of February, 2013.

(City, State)

/s/ Barbara Hackman Franklin

Barbara Hackman Franklin, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Alexandria, VA, this 17th day of February, 2013.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 7th day of February, 2013.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, James C. Miller, III, Ph.D., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, VA, this 9th day of February, 2013.

(City, State)

/s/ James C. Miller, III

James C. Miller, III, Ph.D., Board member

POWER OF ATTORNEY

I, Donald L. Nickles, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 8th day of February, 2013.

(City, State)

/s/ Donald L. Nickles

Donald L. Nickles, Board member

POWER OF ATTORNEY

I, William J. Shaw, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bethesda, MD, this 7th day of February, 2013.

(City, State)

/s/ William J. Shaw

William J. Shaw, Board member

POWER OF ATTORNEY

I, J. Knox Singleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Falls Church, VA, this 8th day of February, 2013.

(City, State)

/s/ J. Knox Singleton

J. Knox Singleton, Board member

POWER OF ATTORNEY

I, Jeffrey L. Steele, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

- American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman Dori Laskin Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 19th day of March, 2013.

(City, State)

/s/ Jeffrey L. Steele

Jeffrey L. Steele, Board member

POWER OF ATTORNEY

I, Lydia W. Thomas, Ph.D., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer Butler Vincent P. Corti Steven I. Koszalka Julie E. Lawton Patrick F. Quan Raymond F. Sullivan, Jr. Courtney R. Taylor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Gaithersburg, MD, this 14th day of February, 2013.

(City, State)

/s/ Lydia W. Thomas

Lydia W. Thomas, Ph.D., Board member

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase